6. Prepaid expenses and other current assets (Tables)	6 Months Ended
Jun. 30, 2016
Prepaid Expenses And Other Current Assets Tables
Prepaid Expenses and Other Current Assets
	30-Jun-16	31-Dec-15
Prepaid Insurance	$2,350	$5,572
Prepaid Legal Services (Retainers)	37,900	12,900
Other prepayments to suppliers	10,513	13,645
Deposits	$50,763	$32,117